Critical accounting judgments and key sources of estimation uncertainty:	12 Months Ended
Dec. 31, 2024
Critical accounting judgments and key sources of estimation uncertainty:
Critical accounting judgments and key sources of estimation uncertainty:

Note 19 - Critical accounting judgments and key sources of estimation uncertainty:

In applying the Company’s accounting policies, which are described below, Company management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities. Estimates and assumptions are based on historical experience and other factors considered relevant. Actual results could differ from those estimates.

Critical accounting judgments

Significant information on assumptions, critical judgments and uncertainty estimations recognized in the consolidated financial statements are as follows:

19.1 Revenue

19.2 Useful life of the Airplan concession

19.3 Evaluation of impairment of intangible assets, airport concession and goodwill

19.1 Revenue

As mentioned in Note 18.1.3, the Company regularly monitors and adjusts income so as to avoid exceeding the maximum rate at each of the airports operated by the Company in Mexico, which is the annual maximum income per traffic unit that can be received, and therefore the amount that the Company can record for services rendered whose prices are regulated.

If the Company recognized income exceeding that maximum rate, the authorities could cancel one or more airport concessions. Therefore, the Company regularly monitors regulated income in Mexico to ensure it does not exceed the limit. The application of the procedure established in the concession titles for determining maximum rates and securing the necessary information are complex procedures. Among the information used in determining the maximum rate is passenger traffic and cargo statistics, in addition to variables such as the National Producer Price Index (excluding oil), authorized rates for airport services and the Rate for Airport Use.

19.2 Useful life of the Airplan concession

The term of the Airplan contract extends from the date of signing and until the date on which one of any of the following events occurs:

●	That the regulated revenues generated are equal to the expected regulated revenues, provided that by that time 15 years have elapsed from the date of subscription of the certificate of execution.
●	That 25 years have elapsed since the date of execution of the execution start certificate, regardless of whether, at the time, the regulated revenues generated have not matched the value of the expected regulated revenues.
●	If the regulated income generated equals the expected regulated income before 15 years have elapsed from the date of execution of the certificate of execution, the duration of the execution of the contract will be, in any case, 15 years.

It must be taken into account, for purposes of the regulated revenues expected according to the definition of the concession contract that the expected regulated revenue will increase once each of the complementary works (mandatory or voluntary) is delivered to the grantor. The useful life for the amortization was determined as the duration of the concession and the amortization is calculated on a linear basis based on the years in which the recovery of the expected income of the financial model held by the Company is expected. The minimum term of the concession was the year 2022; however, in accordance with the complementary works carried out and the measurement of the expected income against the income generated, the concession will have a minimum useful life until the year 2032, and in accordance with the legal terms, the Concession may extend until 2048.

The Company conducts a sensitivity analysis based on financial projections that cover the useful life of the concession in order to determine the extent to which possible changes to the assumptions could affect the useful life of the concession. At December 31, 2023 and 2024 the total expected revenues considering the additional works amount to Ps. 12,450,476 and Ps.13,081,476, respectively.

19.3 Evaluation of impairment of intangible assets, airport concession and goodwill

Intangible assets, airport concessions and goodwill are assessed for impairment whenever events or changes in circumstances indicated that the value of intangible assets could be impaired and at least once a year in the case of goodwill. To determine whether the value of intangible assets and goodwill has been impaired, the cash generating unit relating to the intangible asset and goodwill has to be valued using present value techniques. By applying this valuation technique, the Company is based on a series of factors, including historical results, business plans, forecasts and market data. This is further described in Note 8.1. As can be deducted from this description, changes in the conditions of these judgments and estimates can significantly affect the assessed value of intangible assets and goodwill.